DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
The revenues and expenses related the company’s nuclear technology services operation, which the company sold in November 2023, have been presented in the consolidated statements of operating results for the year ended December 31, 2023 as a discontinued operation.
Operating results of the discontinued operation for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2025	2024	2023
Revenues	$—	$—	$3,506
Direct operating costs	—	—	(3,087)
General and administrative expenses	—	—	(176)
Interest expense, net	—	—	(246)
Equity accounted income (loss), net	—	—	1
Impairment expense, net	—	—	(3)
Gain on acquisitions/dispositions, net	—	—	3,916
Other income (expenses), net	—	—	(115)
Income (loss) before income tax	—	—	3,796
Current and deferred taxes	—	—	16
Net income (loss) from discontinued operations	$—	$—	$3,812
Net income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2025	2024	2023
Net income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(875)	$(888)	$(533)
Non-controlling interests	(126)	(1,039)	(450)
Total	$(1,001)	$(1,927)	$(983)
Net income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$—	$1,052
Non-controlling interests	—	—	2,760
Total	$—	$—	$3,812
Comprehensive income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2025	2024	2023
Comprehensive income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(869)	$(945)	$(531)
Non-controlling interests	(142)	(1,173)	(454)
Total	$(1,011)	$(2,118)	$(985)
Comprehensive income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$—	$1,044
Non-controlling interests	—	—	2,739
Total	$—	$—	$3,783
The net cash flows attributable to the operating, investing and financing activities of the discontinued operation for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2025	2024	2023
Operating cash flows	$—	$—	$(57)
Financing cash flows	—	—	(3,116)
Investing cash flows	—	—	3,839
Net cash flows	$—	$—	$666